PUBLIC SERVICE CONCESSIONS	12 Months Ended
Dec. 31, 2018
PUBLIC SERVICE CONCESSIONS
PUBLIC SERVICE CONCESSIONS

NOTE 16 - PUBLIC SERVICE CONCESSIONS

16.1 - Financial Assets of Concessions and Itaipu

The Company, through subsidiaries, holds several public electric energy service concessions, the details of which are described in note 2. The accounting policies and models adopted by the Company for the registration of these contracts are included in note 3.9.

The Company’s public service concession and Itaipu assets are listed below:

	12/31/2018	12/31/2017
Concessions of Transmission
Financial assets - Annual revenue allowed (item I)	36,277,549	45,974,236
Financial assets - Concessions subject to indemnity (item I)	—	3,887,272
	36,277,549	49,861,508
Concessions of Distribution
Financial assets - Concessions subject to indemnity (item II)	—	2,532,115
Values receivable in Portion A and other financial items (item II)	—	832,013
	—	3,364,128
Concessions of Generation
Financial assets - Concessions subject to indemnity (item I)	2,033,078	2,622,973
	2,033,078	2,622,973

Financial Assets Itaipu (item III)	1,803,717	2,036,514
	1,803,717	2,036,514

Total financial assets	40,114,344	57,885,123

Financial assets – Current	6,013,891	7,224,354
Financial assets – Non-Current	34,100,453	50,660,769

Total assets of public service concessions	40,114,344	57,885,123

I - Financial Assets - Indemnifiable Concessions and Allowed Annual Revenue (RAP)

The item of financial assets - indemnifiable concessions and Allowed Annual Revenue (RAP), in the amount of R$ 38,310,627 at December 31, 2018 (R$ 55,016,596 at December 31, 2017) refers to the financial assets to be realized, held by the Eletrobras System companies, with the generation concessions applying the financial model established in IFRIC 12 and the transmission concessions applying IFRS 9 to the transmission assets of the Existing Basic Network System (RBSE).

As from July 2017, the Company started to receive the compensation related to the RBSE transmission assets existing on May 31, 2000 through the Annual Revenue Allowed as established by MME Decree No. 120/16. The forecast is that this amount be amortized in eight years. The deferred IRPJ and CSLL recorded on the value of the compensation and respective monetary restatement are being reversed proportionally to the receipt of the indemnity. The amount received in 2018 is equivalent to R$ 1,670,385. Further information can be found in note 37.

II - Amounts receivable from Parcel A and other financial items

On November 25, 2014, ANEEL decided to amend the concession and permit agreements of the Brazilian electricity distribution companies, incorporating the balances of the receivables from Installment A and other financial items in the calculation of the compensation, upon the termination of the concession. Said event demands the recognition of the balance of any differences in Installment A and other financial components not yet recovered or settled.

These items are no longer being presented for 2018, since the Company discontinued its distribution segment, reclassifying the amounts receivable and installment A balances and other financial items of the distributors that have not yet been sold to assets held for sale.

16.2 - Contractual Assets of Transmission

Until December 31, 2017, the transmission infrastructure was classified as a financial asset under the scope of IFRIC 12 and measured at amortized cost. As of January 1, 2018, these Company’s transmission concessions, except for the assets of Law No. 12,783/2013 - RBSE, were classified as contractual assets, in accordance with the adoption of IFRS 15. Further details on the adoption of IFRS 15 and its impacts on the transmission assets are detailed in note 3.1.2 item (b) and note 4 item XI.

12/31/2018
Contractual Transmission Assets - Current	1,302,959
Contractual Transmission Assets - Non-Current	13,268,837
14,571,796

Movement of the contractual transmission assets

Contractual Transmission Assets
Balance of the financial transmission assets as of 12.31.2017	14,330,101
Adjustment for the initial adoption of IFRS 15	(581,168)
Balance of the contractual assets as of 01.01.2018	13,748,933
Contract revenue - transmission	1,005,712
Amortization/Receipt	(1,275,779)
Investments/Additions	1,092,930
Balance of the contractual assets as of 12.31.2018	14,571,796